SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details)	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 2001 Plan [Member] CNY	Dec. 31, 2012 2001 Plan [Member] USD ($)	Dec. 31, 2012 2004 Plan [Member] CNY	Dec. 31, 2012 2004 Plan [Member] USD ($)	Dec. 31, 2012 2009 Plan [Member] CNY	Dec. 31, 2012 2009 Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at beginning of year	24,852	22,736	706,922	343,322	3,657,749	2,963,034
Number of Shares, Granted					1,489,662
Number of Shares, Exercised	(2,116)		(41,480)		(462,986)
Number of Shares, Forfeited			(19,358)		(531,404)
Number of Shares, Cancelled			(302,762)		(1,158,984)
Number of Shares, Expired					(31,003)
Number of Shares, Outstanding at end of year		22,736		343,322		2,963,034
Number of Shares, Exercisable at end of year		22,736		232,703		672,967
Number of Shares, Vested and expected to vest at end of year		22,736		325,150		2,549,813
Weighted Average Exercise Price, Outstanding at beginning of year	1.53		7.08		6.14
Weighted Average Exercise Price, Granted					8.30
Weighted Average Exercise Price, Exercised	1.53		5.18		4.37
Weighted Average Exercise Price, Forfeited			5.59		7.09
Weighted Average Exercise Price, Cancelled			8.82		7.42
Weighted Average Exercise Price, Expired					6.81
Weighted Average Exercise Price, Outstanding at end of year	1.53		5.86		6.82
Weighted Average Exercise Price, Vested and expected to vest at end of year	1.53		5.73		6.75
Weighted Average Exercise Price, Exercisable at end of year	1.53		4.59		4.80
Weighted Average Remaining Contractual Term, Outstanding at end of year	1 year		4 years 8 months 1 day		3 years 2 months 5 days
Weighted Average Remaining Contractual Term, Vested and expected to vest at end of year	1 year		4 years 6 months 15 days		3 years 1 month 24 days
Weighted Average Remaining Contractual Term, Exercisable at end of year	1 year		3 years 4 months 13 days		1 year 11 months 19 days
Aggregated Intrinsic Value, Outstanding at end of year		$ 134		$ 679		$ 2,824
Aggregate Intrinsic Value, Vested and expected to vest at end of year		134		673		2,584
Aggregate Intrinsic Value, Exercisable at end of year	134			$ 661		$ 1,761